Common shares (Details Narrative) - CAD ($)		1 Months Ended
	Dec. 02, 2022	Jan. 25, 2023	Dec. 22, 2022
Shareholders' equity
Shares Price	$ 0.18	$ 0.195	$ 0.195
Shares issued	2,149,180		1,148,282
Share proceeds received	$ 386,852		$ 223,915
Purchase of Common Stock Related Costs	$ 170,790	$ 37,393	$ 7,732
Purchased Of Common Stock Shares		8,510,000
Share proceeds		$ 1,659,450